Segment reporting - Sales by product line (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [abstract]
Sales	$ 1,643,939	$ 1,650,034	$ 2,597,916
Silicon Metal Product Line
Disclosure of products and services [abstract]
Sales	726,650	722,226	1,116,193
Manganese Alloys Product Line
Disclosure of products and services [abstract]
Sales	332,845	259,197	525,483
Ferrosilicon Product Line
Disclosure of products and services [abstract]
Sales	272,386	330,946	561,539
Other Silicon Based Alloys Product Line
Disclosure of products and services [abstract]
Sales	131,744	159,441	192,409
Silica Fume Product Line
Disclosure of products and services [abstract]
Sales	31,323	33,804	32,290
Other Product Lines
Disclosure of products and services [abstract]
Sales	$ 148,991	$ 144,420	$ 170,002